Summary of Redeemable Noncontrolling Interest (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Temporary Equity Disclosure [Abstract]
Balance as of January 1	¥ 1,109	$ 170	¥ 716	¥ 11,022
Business combinations (Note 3)	0		182	698	$ 0
Issuance of subsidiary shares	1,866	286	100
Accretion of redeemable noncontrolling interests	127	19	111	146
Conversion of iQIYI preferred shares recognized as redeemable noncontrolling interests to ordinary shares				(11,150)
Balance as of December 31	¥ 3,102	$ 475	¥ 1,109	¥ 716